ALPS SERIES TRUST

Seven Canyons World Innovators Fund and
Seven Canyons Strategic Income Fund (the “Funds”)

Supplement dated October 1, 2019

to the Funds’ Statement of Additional Information

dated January 28, 2019 (the “SAI”)

Spencer Stewart and Wesley Golby have joined the portfolio management team of the Seven Canyons World Innovators Fund and Josh Stewart, Spencer Stewart and Wesley Golby have joined the portfolio management team of the Seven Canyons Strategic Income Fund. Accordingly, the Funds’ combined SAI is revised as follows:

Similar information found under the below referenced subsections of the “PORTFOLIO MANAGER” section of the SAI is hereby deleted and replaced in its entirety as follows:

Other Accounts Managed by Portfolio Manager

The table below identifies as of September 30, 2019 (except as otherwise noted), the number of accounts (other than the Funds with respect to which information is provided) for which the Funds’ portfolio managers have day-to-day management responsibilities and the total assets in such accounts within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)*	Number*	Total Assets (in millions)*
Josh Stewart	0	$0	0	$0	1	$6
Samuel S. Stewart, Jr., PhD,	0	$0	0	$0	1	$6
Spencer Stewart	0	$0	0	$0	1	$6
Wesley Golby	0	$0	0	$0	1	$6

*	If an account was managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, some accounts and assets may have been counted more than once.

Ownership of Securities

The table below identifies ownership of Fund securities by each Portfolio Manager as of September 30, 2019.

Portfolio Manager	Dollar Range of Ownership of Securities
	Seven Canyons Strategic Income Fund	Seven Canyons World Innovators Fund
Josh Stewart	None	$100,001–$500,000
Samuel S. Stewart, Jr., PhD, CFA	Over $1,000,000	Over $1,000,000
Spencer Stewart	None	None
Wesley Golby	$10,001–$50,000	$10,001–$50,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.